Segment information - Disclosure of Reportable Segments Explanatory (Parenthetical) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Disclosure of operating segments [line items]
Revenue	$ 946,401	[1]	$ 920,448	[2]
Cannabis Operations | Corporate | Provincial Boards
Disclosure of operating segments [line items]
Revenue	$ 68,100		$ 56,000

[1]	The Company has eliminated $68.1 million for the year ended December 31, 2025 of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retail subsidiaries for resale, at which point the full retail sales revenue will be recognized.
[2]	The Company has eliminated $56.0 million for the year ended December 31, 2024 of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retail subsidiaries for resale, at which point the full retail sales revenue will be recognized.